Consolidated Statements of Financial Position - ARS ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
ASSETS
Cash and due from banks	$ 36,674,869	$ 35,945,335
Cash	12,792,522	11,913,814
Argentine Central Bank	19,623,684	21,683,569
Other local financial institutions	4,106,336	2,307,232
Others	152,327	40,720
Debt Securities at fair value through profit or loss	9,871,903	773,961
Derivatives	143,944	350,680
Reverse Repo transactions	22,354,735
Other financial assets	4,285,221	2,854,686
Loans and other financing	105,395,186	119,817,347
To the non-financial public sector	23,530	39,307
To the financial sector	12,062	87,841
To the Non-Financial Private Sector and Foreign residents	105,359,594	119,690,199
Other debt securities	40,859,975	14,238,340
Financial assets pledged as collateral	4,904,935	7,261,336
Current income tax assets		139,487
Inventories	70,964	60,521
Investments in equity instruments	116,328	19,848
Property, plant and equipment	7,103,638	5,448,454
Investment Property	5,997,945	5,520,143
Intangible assets	6,782,538	5,919,425
Deferred income tax assets	3,315,885	2,275,175
Other non-financial assets	1,352,880	1,795,477
TOTAL ASSETS	249,230,946	202,420,215
LIABILITIES
Deposits	178,641,594	121,176,255
Non-financial public sector	7,911,255	7,447,131
Financial sector	57,416	38,253
Non-financial private sector and foreign residents	170,672,923	113,690,871
Liabilities at fair value through profit or loss	2,002,005	258,060
Derivatives	1,995
Repo transactions		435,401
Other financial liabilities	7,528,889	12,409,984
Financing received from the Argentine Central Bank and other financial institutions	5,852,292	12,276,610
Unsubordinated debt securities	4,226,748	8,286,163
Current income tax liability	1,288,267
Subordinated debt securities	1,140,469	2,886,028
Provisions	681,092	921,696
Deferred income tax liabilities	42,005	689,268
Other non-financial liabilities	12,146,102	11,175,664
TOTAL LIABILITIES	213,551,458	170,515,129
SHAREHOLDERS' EQUITY
Shareholders' Equity attributable to owners of the parent company	35,651,135	31,878,404
Shareholders' Equity attributable to non-controlling interests	28,353	26,682
TOTAL SHAREHOLDERS' EQUITY	$ 35,679,488	$ 31,905,086